Stockholders' Equity and Stock-Based Compensation	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Stockholders' Equity and Stock-Based Compensation
9.	Stockholders’ Equity and Stock-Based Compensation

Rights Agreement

On April 2, 2008, the Company entered into an Amended and Restated Rights Agreement (the “Amended and Restated Rights Agreement”) between the Company and American Stock Transfer & Trust Company as Rights Agent (the “Rights Agent”). The Amended and Restated Rights Agreement amends and restates the Company’s rights agreement, dated as of September 17, 2002, as amended on May 21, 2007, between the Company and the Rights Agent.

On April 2, 2008, the Company effected a two-for-one stock split in the form of a stock dividend to stockholders as of March 21, 2008. Pursuant to the Amended and Restated Rights Agreement, the Company amended the terms of the rights issued and issuable under the agreement (“Rights”), effective as of April 3, 2008 (after the stock dividend), to reset the Rights such that each share of Common Stock is entitled to receive one Right, to retain the purchase price of each Right at $60.00 per Right, and to provide that each Right will entitle the holder to purchase one twenty-five thousandth of a share of Series A Junior Participating Preferred Stock (the “Series A Preferred Stock”). Conforming changes have also been made to the Company’s certificate of designation for the Series A Preferred Stock to provide that each share of Series A Preferred Stock carries 25,000 times the dividend, liquidation and voting rights of the Company’s Common Stock. Other modifications have also been made in the Amended and Restated Rights Agreement to update the agreement for certain developments, including the recent amendments to the Company’s by-laws permitting stockholders to hold and transfer shares of the Company’s capital stock in book entry form. The expiration date of the Rights has remained unchanged at January 1, 2013.

Stock-Based Compensation

Equity Compensation Plans

The Company has one share-based compensation plan pursuant to which awards are currently being made—the 2008 Equity Incentive Plan. The Company has four share-based compensation plans pursuant to which outstanding awards have been made, but from which no further awards can or will be made—i) the 1995 Combination Stock Option Plan; ii) the 1997 Employee Equity Incentive Plan; iii) the 1999 Equity Incentive Plan; and iv) the 2000 Acquisition Equity Incentive Plan.

The purpose of the 2008 Equity Plan is to provide stock options, stock issuances and other equity interests in the Company to employees, officers, directors, consultants and advisors of the Company and its parents and subsidiaries, and any other person who is determined by the Board of Directors to have made (or is expected to make) contributions to the Company. The 2008 Equity Plan is administered by the Board of Directors of the Company, and a total of 20 million shares were reserved for issuance under this plan. As of September 29, 2012, the Company had 5.4 million shares available for future grant under the 2008 Equity Plan.

The Company assumed certain other plans in connection with the Gen-Probe, Cytyc and Third Wave acquisitions, and no shares are available for future grant under these plans.

The following presents stock-based compensation expense in the Company’s Consolidated Statement of Operations in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Cost of revenues	$5,722	$4,602	$4,332
Research and development	5,328	4,852	4,011
Selling and marketing	7,355	5,954	5,313
General and administrative	18,667	20,064	20,504
Restructuring	3,500	—	—

	$40,572	$35,472	$34,160

Grant-Date Fair Value

The Company uses a binomial lattice model to determine the fair value of its stock options. The Company considers a number of factors to determine the fair value of options including the assistance of an outside valuation advisor. Information pertaining to stock options granted during fiscal 2012, 2011 and 2010 and related assumptions are noted in the following table:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Options granted	2,259	2,249	2,858
Weighted-average exercise price	$17.21	$17.15	$15.65
Weighted-average grant date fair value	$6.48	$6.16	$5.87
Assumptions:
Risk-free interest rates	0.7%	1.0%	1.8%
Expected life (in years)	4.3	4.2	3.9
Expected volatility	47%	45%	47%
Dividend yield	—	—	—

The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. In projecting expected stock price volatility, the Company uses a combination of historical stock price volatility and implied volatility from observable market prices of similar equity instruments. The Company estimated the expected life of stock options based on historical experience using employee exercise and option expiration data.

Stock-Based Compensation Expense Attribution

The Company uses the straight-line attribution method to recognize stock-based compensation expense for stock options and restricted stock units (“RSU”). The vesting term of stock options is generally five years with annual vesting of 20% per year on the anniversary of the grant date, and RSUs generally vest over four years with annual vesting at 25% per year on the anniversary of the grant date. The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest. ASC 718 requires forfeitures to be estimated at the time granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based on an analysis of historical forfeitures, the Company has determined a specific forfeiture rate for certain employee groups and has applied forfeiture rates ranging from 0% to 7% as of September 29, 2012 depending on the specific employee group. This analysis is re-evaluated annually and the forfeiture rate will be adjusted as necessary. Ultimately, the actual stock-based compensation expense recognized will only be for those stock options and RSUs that vest.

Stock-based compensation expense related to stock options was $18.7 million, $15.2 million, and $13.3 million in fiscal 2012, 2011 and 2010, respectively. Stock compensation expense related to RSUs was $21.4 million, $20.3 million, and $20.9 million in fiscal 2012, 2011 and 2010, respectively. The related tax benefit recorded in the Consolidated Statements of Operations was $12.2 million, $14.8 million and $9.9 million in fiscal 2012, 2011 and 2010, respectively. Included within stock-based compensation expense is $3.5 million related to the acceleration of vesting for certain options assumed in the Gen-Probe acquisition related to employees who were terminated in connection with the Company’s restructuring action to consolidate its Diagnostics operations. The original terms of the options provided for acceleration upon a change-in-control and termination within 18 months of the change-in-control. At September 29, 2012, there was $44.9 million and $36.6 million of unrecognized compensation expense related to stock options and RSUs, respectively, to be recognized over a weighted average period of 3.2 years and 2.4 years, respectively.

Share Based Payment Activity

The following table summarizes all stock option activity under the Company’s stock option plans for the year ended September 29, 2012:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at September 24, 2011	15,478	$17.01	4.11	$30,455
Granted	2,258	17.21
Assumed from Gen-Probe Acquisition	3,663	15.28
Cancelled/forfeited	(903)	18.28
Exercised	(2,457)	11.27		$20,399

Options outstanding at September 29, 2012	18,039	$17.40	4.40	$78,962

Options exercisable at September 29, 2012	8,141	$18.73	3.15	$37,574

Options vested and expected to vest at September 29, 2012 (1)	17,385	$17.47	4.33	$75,870

(1)	This represents the number of vested stock options as of September 29, 2012 plus the unvested outstanding options at September 29, 2012 expected to vest in the future, adjusted for estimated forfeitures.

During fiscal 2011 and 2010, the total intrinsic value of options exercised (i.e., the difference between the market price on the date of exercise and the price paid by the employee to exercise the options) was $12.3 million and $7.3 million, respectively.

A summary of the Company’s RSU activity during the year ended September 29, 2012 is presented below:

Non-vested Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 24, 2011	3,112	$15.67
Granted	1,691	17.29
Vested	(997)	15.71
Forfeited	(226)	15.87

Non-vested at September 29, 2012	3,580	$16.41

The number of RSUs vested includes shares withheld on behalf of employees to satisfy minimum statutory tax withholding requirements. The Company pays the minimum statutory tax withholding requirement on behalf of its employees. During fiscal 2012, 2011 and 2010 the total fair value of RSUs vested was $15.7 million, $43.2 million and $7.5 million, respectively.

Employee Stock Purchase Plan

The Company’s 2008 Employee Stock Purchase Plan (the “2008 ESPP”) met the criteria set forth in ASC 718’s definition of a non-compensatory plan and did not give rise to stock-based compensation expense. The ESPP plan period was semi-annual and allowed participants to purchase the Company’s common stock at 95% of the closing price of the stock on the last day of the plan period. A total of 0.4 million shares were authorized for issuance under the 2008 ESPP.

In March 2012, the Company’s stockholders approved the Hologic, Inc. 2012 Employee Stock Purchase Plan (“2012 ESPP”), which provides for the granting of up to 2.5 million shares of the Company’s common stock to eligible employees, and resulted in the termination of the 2008 ESPP. The 2012 ESPP plan period is semi-annual and allows participants to purchase the Company’s common stock at 85% of the lower of (i) the market value per share of the common stock on the first day of the offering period or (ii) the market value per share of the common stock on the purchase date. The first plan period began on July 1, 2012 and no shares have been issued out of the 2012 ESPP as of September 29, 2012. Stock-based compensation expense in fiscal 2012 was $0.4 million.

The Company uses the Black-Scholes model to estimate the fair value of shares to be issued as of the grant date using the following weighted average assumptions:

September 29, 2012
Assumptions:
Risk-free interest rates	0.16%
Expected life (in years)	0.5
Expected volatility	35%
Dividend yield	—

Note 5.	Stock-based Compensation

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the ESPP, as well as the resulting average fair values:

	Years Ended December 31,
	2011	2010	2009
Stock options
Risk-free interest rate	1.6%	2.0%	2.0%
Volatility	31.1%	32.0%	35.0%
Dividend yield	—	—	—
Expected term (years)	4.3	4.4	4.3
Resulting average fair value	$17.95	$12.85	$12.64
Performance stock awards (1)
Risk-free interest rate	1.3%	—	—
Volatility	33.4%	—	—
Dividend yield	—	—	—
Expected term (years)	2.9	—	—
Resulting average fair value	$82.58	$—	$—
ESPP
Risk-free interest rate	0.1%	0.2%	0.8%
Volatility	28.2%	24.0%	43.0%
Dividend yield	—	—	—
Expected term (years)	0.5	0.5	0.5
Resulting average fair value	$14.83	$9.64	$11.66

(1)	These assumptions apply to the Company’s market condition stock awards granted in February 2011. Performance condition stock awards granted in February 2010 were valued at $42.66 per share based on the closing fair market value of the Company’s common stock on the date of grant.

The risk-free interest rate assumption is based upon observed interest rates appropriate for the terms of the Company’s employee stock options and shares purchasable under the ESPP. The Company uses a blend of historical and implied volatility for the expected volatility assumption. The selection of a blend of historical and implied volatility data to estimate expected volatility was based upon the availability of actively traded options on the Company’s stock and the Company’s assessment that this method of estimating volatility is more representative of future stock price trends than using either historical or implied data individually. The Company has not historically made dividend payments, but is required to assume a dividend yield as an input to the Black-Scholes-Merton model. The dividend yield is based on the Company’s expectation that no dividends will be paid in the foreseeable future. The expected term of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company uses a midpoint scenario method, which assumes that all vested, outstanding options are settled halfway between the date of measurement and their expiration date. The calculation also leverages the history of actual exercises and post-vesting cancellations. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company assesses the forfeiture rate on an annual basis and revises the rate when deemed necessary. The Company assesses the probability of achievement of the performance conditions under performance stock awards on a quarterly basis.

The Company’s unrecognized stock-based compensation expense, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was approximately as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of December 31, 2011
Options	2.5	$25,476
Employee stock purchase plan	0.2	112
Performance stock awards	2.0	3,840
Restricted stock	1.7	2,393
Deferred issuance restricted stock	1.4	302

Total		$32,123

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income (in thousands):

	Years Ended December 31,
	2011	2010	2009
Cost of product sales	$3,170	$3,625	$3,033
Research and development	7,173	6,911	7,071
Marketing and sales	2,443	2,880	3,391
General and administrative	11,955	10,659	9,925

Total	$24,741	$24,075	$23,420